Tax expense - temporary differences and tax loss maturity schedule (Details) € in Millions	Dec. 31, 2019 EUR (€)
Corporate taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	€ (18,089)
Temporary differences and tax losses	409
Corporate taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	27,294
Corporate taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(26,931)
Corporate taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	18,135
Corporate taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(560)
Temporary differences and tax losses	(589)
Corporate taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,701
Corporate taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,623)
Corporate taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	71
Corporate taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(107)
Temporary differences and tax losses	331
Corporate taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,019
Corporate taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,664)
Corporate taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	83
Corporate taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(31)
Temporary differences and tax losses	204
Corporate taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,834
Corporate taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,689)
Corporate taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	90
Corporate taxation | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(597)
Temporary differences and tax losses	(90)
Corporate taxation | 2023 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,068
Corporate taxation | 2023 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,746)
Corporate taxation | 2023 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	185
Corporate taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(2,885)
Temporary differences and tax losses	(99)
Corporate taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	14,340
Corporate taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(13,054)
Corporate taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,500
Corporate taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(13,909)
Temporary differences and tax losses	(526)
Corporate taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	332
Corporate taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(3,155)
Corporate taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	16,206
Local taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(6,290)
Temporary differences and tax losses	473
Local taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	9,674
Local taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(7,896)
Local taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	4,985
Local taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(410)
Temporary differences and tax losses	12
Local taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,145
Local taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(724)
Local taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1
Local taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(69)
Temporary differences and tax losses	(127)
Local taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	648
Local taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(706)
Local taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	0
Local taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(10)
Temporary differences and tax losses	(141)
Local taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	574
Local taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(706)
Local taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1
Local taxation | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(503)
Temporary differences and tax losses	(182)
Local taxation | 2023 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,083
Local taxation | 2023 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(762)
Local taxation | 2023 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	0
Local taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(638)
Temporary differences and tax losses	643
Local taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	6,171
Local taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(4,895)
Local taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	5
Local taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(4,660)
Temporary differences and tax losses	268
Local taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	53
Local taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(103)
Local taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	€ 4,978